Land Use Rights (Details) - Schedule of land use rights - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Schedule of land use rights [Abstract]
Land use rights, cost	$ 1,719,978	$ 1,632,277
Less: accumulated amortization	(485,342)	(429,590)
Land use rights, net	$ 1,234,636	$ 1,202,687